LOANS - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	$ 15,970	$ 26,559
Current	5,603,463	5,170,575
Loans and Leases Receivable, Gross	5,619,433	5,197,134
Purchased impaired loans, carrying balance	138,049	191,626
Total loans and leases	5,757,482	5,388,760
Greater than 90 days past due and still accruing	2,871	108
30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	3,668	7,789
60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	702	4,062
Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	11,600	14,708
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,804	6,424
Current	1,773,939	1,648,902
Loans and Leases Receivable, Gross	1,776,743	1,655,326
Purchased impaired loans, carrying balance	5,205	7,776
Total loans and leases	1,781,948	1,663,102
Greater than 90 days past due and still accruing	0	0
Commercial | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,257	2,255
Commercial | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	208	2,232
Commercial | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,339	1,937
Lease financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	252	918
Current	92,856	93,068
Loans and Leases Receivable, Gross	93,108	93,986
Purchased impaired loans, carrying balance	0	0
Total loans and leases	93,108	93,986
Greater than 90 days past due and still accruing	0	0
Lease financing | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	137	641
Lease financing | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	155
Lease financing | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	115	122
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	17
Current	398,877	310,872
Loans and Leases Receivable, Gross	398,877	310,889
Purchased impaired loans, carrying balance	557	823
Total loans and leases	399,434	311,712
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	17
Construction real estate | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	0
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	6,500	10,835
Current	2,339,327	2,124,290
Loans and Leases Receivable, Gross	2,345,827	2,135,125
Purchased impaired loans, carrying balance	81,750	123,172
Total loans and leases	2,427,577	2,258,297
Greater than 90 days past due and still accruing	2,729	0
Commercial real estate | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	777	2,501
Commercial real estate | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	134	913
Commercial real estate | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	5,589	7,421
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	3,239	3,701
Current	450,631	451,907
Loans and Leases Receivable, Gross	453,870	455,608
Purchased impaired loans, carrying balance	47,110	56,703
Total loans and leases	500,980	512,311
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	821	1,220
Residential real estate | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	37	239
Residential real estate | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,381	2,242
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,116	3,774
Current	456,143	461,647
Loans and Leases Receivable, Gross	458,259	465,421
Purchased impaired loans, carrying balance	2,129	1,208
Total loans and leases	460,388	466,629
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	195	696
Home equity | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	145	248
Home equity | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,776	2,830
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	283	356
Current	49,058	39,206
Loans and Leases Receivable, Gross	49,341	39,562
Purchased impaired loans, carrying balance	1,298	1,944
Total loans and leases	50,639	41,506
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	24	197
Installment | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1	111
Installment | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	258	48
Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	776	534
Current	42,632	40,683
Loans and Leases Receivable, Gross	43,408	41,217
Purchased impaired loans, carrying balance	0	0
Total loans and leases	43,408	41,217
Greater than 90 days past due and still accruing	142	108
Credit card | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	457	279
Credit card | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	177	147
Credit card | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	$ 142	$ 108